Disposal group held for sale (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ 4,088,202,000	$ 3,988,476,000	$ 4,227,397,000
Individual assets or cash-generating units | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ 34,443,000
Property, plant and equipment	$ 9,000,000	$ 0
Reversal of impairment loss	$ 11,690,000
Level 3 of fair value hierarchy
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of disposal group held for sale			$ 8,214,000